Balance Sheet Components	6 Months Ended
Jan. 31, 2012
Balance Sheet Components [Abstract]
Balance Sheet Components

3. Balance Sheet Components

Other Current Assets

Other current assets consist of the following:

	July 31,		January 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
Prepaid expenses	$1,712	$3,135	$4,451
Deferred costs—short term	6	49	—
Other receivables	1,199	481	509

Total	$2,917	$3,665	$4,960

Property and Equipment

Property and equipment consist of the following:

	July 31,		January 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
Computer hardware	$5,127	$6,031	$6,537
Software	1,025	3,207	3,291
Furniture and fixtures	205	239	301
Leasehold improvements	959	1,026	1,218

Total property and equipment	7,316	10,503	11,347
Less accumulated depreciation and amortization	(4,552)	(6,048)	(7,083)

Property and equipment, net	$2,764	$4,455	$4,264

As of July 31, 2010 and 2011 and January 31, 2012, no property and equipment was pledged as collateral against borrowings. Amortization of leasehold improvements is included in depreciation expense. Depreciation expense was $1.3 million, $1.4 million, $1.5 million and $1.2 million during the years ended July 31, 2009, 2010, 2011 and the six months ended January 31, 2012, respectively.

Other Assets

Other assets consist of the following:

	July 31,		January 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
Patents	$—	$795	$616
Deferred costs—long term	—	400	—
Other	28	155	452

Total	$28	$1,350	$1,068

The Company acquired a group of five patents in June 2011 for $1.5 million with a weighted average remaining useful life determined to be two years. Useful lives were evaluated based on remaining legal lives of the patents. Amortization of these assets is based upon the related revenue streams, both past and future. As a result of this method, the Company took an immediate charge of $0.7 million during the fourth quarter of fiscal year 2011 and recognized $0.2 million during the six months ended January 31, 2012. The Company expects to recognize amortization expenses related to this group of patents of $0.2 million during the remaining six months of fiscal year 2012 and $0.4 million during fiscal year 2013, and none thereafter.

Accrued Employee Compensation

Accrued employee compensation consists of the following:

	July 31,		January 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
Accrued bonuses	$8,123	$9,035	$5,318
Accrued commission	2,544	2,780	2,005
Accrued vacation	4,641	4,712	4,672
Payroll accruals	2,062	1,585	2,768

Total	$17,370	$18,112	$14,763

Other Current Liabilities

The components of other current liabilities are as follows:

	July 31,		January 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
Rent	$1,007	$591	$336
Sales tax	53	221	427
Professional services	—	210	522
Other accruals	1,580	368	2,496

Total	$2,640	$1,390	$3,781